T. ROWE PRICE Emerging Markets Corporate Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 3.2%
Corporate Bonds 2.7%
MSU Energy, 9.75%, 12/5/30 (USD)  1,145,000 1,033
Telecom Argentina, 8.00%, 7/18/26 (USD)  317,000 317
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,040,000 2,008
Vista Energy Argentina, 8.50%, 6/10/33 (USD) (1) 2,060,000 2,094
YPF, 9.50%, 1/17/31 (USD)  3,350,000 3,433
8,885
Government Bonds 0.5%
Republic of Argentina, 1.00%, 7/9/29 (USD)  2,384,000 1,739
1,739
Total Argentina (Cost $10,823) 10,624
BRAZIL 7.9%
Corporate Bonds 7.9%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,899,000 1,938
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 2,015,000 2,009
Cosan Overseas, 8.25% (USD) (2) 2,605,000 2,617
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1) 200,000 195
CSN Resources, 8.875%, 12/5/30 (USD)  1,355,000 1,368
FS Luxembourg, 8.625%, 6/25/33 (USD)  1,210,000 1,256
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 400,000 419
FS Luxembourg, 8.875%, 2/12/31 (USD)  2,340,000 2,452
Globo Comunicacao e Participacoes , 4.875%, 1/22/30 (USD)  1,215,000 1,174
LD Celulose International, 7.95%, 1/26/32 (USD) (1) 660,000 698
LD Celulose International, 7.95%, 1/26/32 (USD)  910,000 963
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 1,690,000 1,640
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,770,000 1,721
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 770,000 709
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  320,000 295
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 2,050,000 2,108
Samarco Mineracao , 9.50%, 6/30/31, (9.00% PIK) (USD) (3) 2,145,802 2,158
Sitios Latinoamerica , 5.375%, 4/4/32 (USD) (1) 855,000 856
Sitios Latinoamerica , 5.375%, 4/4/32 (USD)  475,000 475
Usiminas International, 7.50%, 1/27/32 (USD) (1) 1,535,000 1,579
Total Brazil (Cost $26,189) 26,630

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.1%
Corporate Bonds 3.1%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(4) 2,760,000 2,924
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 2,185,000 2,254
Banco de Credito e Inversiones , VR, 7.50% (USD) (1)(2)(4) 1,035,000 1,090
Colbun , 5.375%, 9/11/35 (USD) (1) 1,670,000 1,672
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34
(USD) (1) 1,325,000 1,340
VTR Comunicaciones , 4.375%, 4/15/29 (USD) (1) 1,364,000 1,275
Total Chile (Cost $10,201) 10,555
CHINA 5.6%
Convertible Bonds 0.8%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  255,000 468
Baidu, Zero Coupon, 3/12/32 (USD)  700,000 741
China Pacific Insurance Group, Zero Coupon, 9/18/30 (HKD)  4,000,000 518
iQIYI , 4.625%, 3/15/30 (USD) (5) 600,000 671
Kaisa Group Holdings, Zero Coupon, 12/31/25 (USD) (1) 159,086 5
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 212,098 6
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 265,135 6
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 424,196 10
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 424,196 10
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 530,246 13
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 530,246 12
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 1,000,337 24
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  200,000 294
2,778
Corporate Bonds 4.8%
Bright Food Singapore Holdings, 3.25%, 7/9/30 (EUR)  630,000 745
Central Plaza Development, 6.80%, 4/7/29 (USD)  1,680,000 1,716
Central Plaza Development, 7.15%, 3/21/28 (USD)  700,000 718
Country Garden Holdings, 5.125%, 1/17/25 (USD) (6)(7) 1,850,000 199
GLP China Holdings, 2.95%, 3/29/26 (USD)  2,075,000 2,045
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 140
Health & Happiness International Holdings, 9.125%, 7/24/28
(USD)  3,075,000 3,281
Kaisa Group Holdings, 6.25%, 12/28/28, (5.25% Cash or
6.25% PIK) (USD) (1)(3) — —

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kaisa Group Holdings, 6.50%, 12/28/29, (5.50% Cash or
6.50% PIK) (USD) (1)(3) 1 —
Kaisa Group Holdings, 6.75%, 12/28/30, (5.75% Cash or
6.75% PIK) (USD) (1)(3) 1 —
Kaisa Group Holdings, 7.00%, 12/28/31, (6.00% Cash or
7.00% PIK) (USD) (1)(3) — —
Kaisa Group Holdings, 7.721%, 12/28/27, (6.721% Cash or
7.721% PIK) (USD) (1)(3) — —
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  1,265,000 1,004
Prosus , 3.061%, 7/13/31 (USD)  4,050,000 3,679
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  2,350,000 2,379
15,906
Total China (Cost $18,001) 18,684
COLOMBIA 3.3%
Corporate Bonds 3.3%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,840,000 1,914
Ecopetrol , 8.875%, 1/13/33 (USD)  5,857,000 6,353
Geopark , 5.50%, 1/17/27 (USD) (1) 2,330,000 2,213
Geopark , 5.50%, 1/17/27 (USD)  500,000 475
Total Colombia (Cost $10,505) 10,955
CONGO 0.5%
Corporate Bonds 0.5%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (1) 1,700,000 1,757
Total Congo (Cost $1,704) 1,757
CYPRUS 0.8%
Corporate Bonds 0.8%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,105
ASG Finance, 9.75%, 5/15/29 (USD)  1,575,000 1,514
Total Cyprus (Cost $2,688) 2,619
CZECH REPUBLIC 0.5%
Corporate Bonds 0.5%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 1,660,000 1,716
Total Czech Republic (Cost $1,660) 1,716

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 1,350,000 1,418
Total Dominican Republic (Cost $1,360) 1,418
GAMBIA 1.1%
Corporate Bonds 1.1%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 3,575,000 3,559
Total Gambia (Cost $3,551) 3,559
GEORGIA 0.1%
Corporate Bonds 0.1%
Bank of Georgia, VR, 9.50% (USD) (2)(4) 296,000 300
Total Georgia (Cost $305) 300
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.50%, 3/1/28 (USD)  2,189,000 1,915
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 420,000 326
Total Ghana (Cost $2,406) 2,241
HONG KONG 1.6%
Corporate Bonds 1.1%
FWD Group Holdings, 5.252%, 9/22/30 (USD) (1) 730,000 731
FWD Group Holdings, 5.836%, 9/22/35 (USD) (1) 730,000 738
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,646
MTR, 5.25%, 4/1/55 (USD)  700,000 711
3,826
Government Bonds 0.5%
Airport Authority, 2.625%, 2/4/51 (USD)  2,200,000 1,488
1,488
Total Hong Kong (Cost $5,379) 5,314

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 1.0%
Corporate Bonds 1.0%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (4) 1,350,000 1,439
OTP Bank, VR, 8.75%, 5/15/33 (USD) (4) 1,850,000 1,995
Total Hungary (Cost $3,310) 3,434
INDIA 7.4%
Convertible Bonds 0.2%
MakeMyTrip , Zero Coupon, 7/1/30 (USD) (1) 690,000 712
712
Corporate Bonds 7.2%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  2,744,000 2,527
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  2,945,000 2,939
GMR Hyderabad International Airport, 4.75%, 2/2/26 (USD)  1,975,000 1,974
Greenko Dutch, 3.85%, 3/29/26 (USD)  1,729,200 1,715
HDFC Bank, VR, 3.70% (USD) (2)(4) 3,570,000 3,513
IRB Infrastructure Developers, 7.11%, 3/11/32 (USD)  1,780,000 1,850
Reliance Industries, 6.25%, 10/19/40 (USD)  2,460,000 2,728
Shriram Finance, 6.15%, 4/3/28 (USD)  3,460,000 3,526
Tata Capital, 5.389%, 7/21/28 (USD)  2,640,000 2,694
Vedanta Resources Finance II, 9.475%, 7/24/30 (USD) (1) 680,000 687
24,153
Total India (Cost $24,401) 24,865
INDONESIA 5.3%
Corporate Bonds 5.3%
Cikarang Listrindo , 5.65%, 3/12/35 (USD)  1,750,000 1,766
Indofood CBP Sukses Makmur , 4.805%, 4/27/52 (USD)  950,000 830
Krakatau Posco , 6.375%, 6/11/27 (USD)  2,345,000 2,390
Krakatau Posco , 6.375%, 6/11/29 (USD)  1,780,000 1,833
Medco Cypress Tree, 8.625%, 5/19/30 (USD) (1) 1,220,000 1,287
Minejesa Capital, 4.625%, 8/10/30 (USD)  3,317,670 3,295
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,545,000 1,536
Pertamina Hulu Energi , 5.25%, 5/21/30 (USD) (1) 2,750,000 2,812
Sorik Marapi Geothermal Power, 7.75%, 8/5/31 (USD)  192,060 197

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Star Energy Geothermal Wayang Windu , 6.75%, 4/24/33
(USD)  1,642,800 1,703
Total Indonesia (Cost $17,039) 17,649
ISRAEL 1.7%
Corporate Bonds 1.7%
Energean Israel Finance, 5.375%, 3/30/28 (USD) (1) 2,530,706 2,480
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 1,665,000 1,669
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,660,000 1,718
Total Israel (Cost $5,814) 5,867
JAMAICA 0.3%
Common Stocks 0.3%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (7)(8) 60,783 1,013
Total Jamaica (Cost $68) 1,013
KAZAKHSTAN 2.8%
Corporate Bonds 2.8%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (1) 2,365,000 2,437
Kaspi.KZ, 6.25%, 3/26/30 (USD)  1,705,000 1,757
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,775,000 2,591
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  2,916,000 2,692
Total Kazakhstan (Cost $9,109) 9,477
MACAO 2.9%
Convertible Bonds 0.4%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 1,260,000 1,361
1,361
Corporate Bonds 2.5%
Melco Resorts Finance, 5.375%, 12/4/29 (USD)  3,120,000 3,074
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,930,000 1,934
Sands China, 3.25%, 8/8/31 (USD)  1,850,000 1,706

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Studio City Finance, 5.00%, 1/15/29 (USD)  1,830,000 1,765
8,479
Total Macao (Cost $9,489) 9,840
MADAGASCAR 1.0%
Corporate Bonds 1.0%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 3,340,000 3,426
Total Madagascar (Cost $3,323) 3,426
MALAYSIA 0.8%
Corporate Bonds 0.8%
Petronas Capital, 5.848%, 4/3/55 (USD) (1) 2,020,000 2,140
Petronas Capital, 5.848%, 4/3/55 (USD)  450,000 477
Total Malaysia (Cost $2,482) 2,617
MEXICO 7.2%
Bank Loans 0.4% (9)
Mercury Data Center Bidco , FRN, 3M TSFR + 4.75%,
8.904%, 9/5/29 (USD) (10) 1,333,125 1,327
1,327
Corporate Bonds 5.3%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(2)(4) 2,300,000 2,425
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (4) 847,000 832
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(4) 2,725,000 2,973
Corp. Inmobiliaria Vesta , 5.50%, 1/30/33 (USD) (1) 1,410,000 1,427
Grupo Televisa , 5.25%, 5/24/49 (USD)  200,000 142
Grupo Televisa , 6.625%, 1/15/40 (USD)  1,260,000 1,159
Industrias Penoles , 5.65%, 9/12/49 (USD)  1,275,000 1,213
Metalsa , 3.75%, 5/4/31 (USD) (1) 292,000 259
Metalsa , 3.75%, 5/4/31 (USD)  2,140,000 1,901
Orbia Advance Corp., 5.875%, 9/17/44 (USD)  391,000 334
Orbia Advance Corp., 7.50%, 5/13/35 (USD) (1) 3,065,000 3,228
Saavi Energia , 8.875%, 2/10/35 (USD) (1) 1,840,000 1,983
17,876
Government Bonds 1.3%
Petroleos Mexicanos , 5.95%, 1/28/31 (USD)  930,000 901

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  875,000 887
Petroleos Mexicanos , 6.70%, 2/16/32 (USD)  810,000 803
Petroleos Mexicanos , 8.75%, 6/2/29 (USD)  1,605,000 1,730
4,321
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $525 (USD) (7)(8)(10) † 525
525
Total Mexico (Cost $22,982) 24,049
MOROCCO 1.7%
Corporate Bonds 1.7%
OCP, 7.50%, 5/2/54 (USD) (1) 1,840,000 2,045
OCP, 7.50%, 5/2/54 (USD)  845,000 939
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,909,000 2,905
Total Morocco (Cost $5,510) 5,889
NETHERLANDS 1.2%
Corporate Bonds 1.2%
Veon Midco , 3.375%, 11/25/27 (USD)  2,990,000 2,803
Veon Midco , 9.00%, 7/15/29 (USD) (1) 1,100,000 1,143
Total Netherlands (Cost $3,849) 3,946
PANAMA 1.3%
Corporate Bonds 1.3%
Aeropuerto Internacional de Tocumen , 5.125%, 8/11/61
(USD) (1) 2,525,000 2,015
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,320,000 2,429
Total Panama (Cost $4,162) 4,444
PHILIPPINES 4.0%
Corporate Bonds 4.0%
Globe Telecom, 2.50%, 7/23/30 (USD)  920,000 844
Globe Telecom, 3.00%, 7/23/35 (USD)  1,820,000 1,541
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,460,000 1,475
Jollibee Worldwide, 5.332%, 4/2/30 (USD)  1,470,000 1,517

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Manila Water, 4.375%, 7/30/30 (USD)  2,525,000 2,501
Petron, VR, 7.35% (USD) (2)(4) 1,650,000 1,704
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  3,785,000 3,895
Total Philippines (Cost $13,499) 13,477
POLAND 0.7%
Corporate Bonds 0.7%
ORLEN, 6.00%, 1/30/35 (USD) (1) 1,615,000 1,690
ORLEN, 6.00%, 1/30/35 (USD)  770,000 806
Total Poland (Cost $2,418) 2,496
QATAR 1.7%
Corporate Bonds 1.7%
Commercial Bank, VR, 4.50% (USD) (2)(4) 2,119,000 2,099
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,224
Qatar Energy, 3.125%, 7/12/41 (USD)  2,990,000 2,308
Total Qatar (Cost $6,215) 5,631
ROMANIA 0.4%
Corporate Bonds 0.4%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (4) 1,108,000 1,342
Total Romania (Cost $1,240) 1,342
SAUDI ARABIA 3.5%
Corporate Bonds 3.5%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,598,245 2,650
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,523,705 3,257
Greensaif Pipelines Bidco , 6.51%, 2/23/42 (USD)  1,690,000 1,834
NCB Tier 1 Sukuk , VR, 3.50% (USD) (2)(4) 1,596,000 1,557
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (USD) (4) 2,540,000 2,572
Total Saudi Arabia (Cost $11,391) 11,870
SINGAPORE 1.1%
Corporate Bonds 1.1%
Fubon Life Singapore, 5.45%, 12/10/35 (USD)  2,535,000 2,569

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GLP, 9.75%, 5/20/28 (USD)  1,030,000 1,066
Total Singapore (Cost $3,553) 3,635
SOUTH AFRICA 1.5%
Convertible Bonds 0.7%
Sasol Financing USA, 4.50%, 11/8/27 (USD)  2,600,000 2,494
2,494
Corporate Bonds 0.8%
Transnet, 8.25%, 2/6/28 (USD)  2,430,000 2,568
2,568
Total South Africa (Cost $4,865) 5,062
SOUTH KOREA 1.8%
Convertible Bonds 0.5%
Goldman Sachs Finance Corp. International, Zero Coupon,
4/4/28 (USD)  1,000,000 1,184
LG Chem , 1.75%, 6/16/28 (USD)  300,000 341
1,525
Corporate Bonds 1.3%
LG Energy Solution, 5.875%, 4/2/35 (USD)  1,720,000 1,781
SK Battery America, 2.125%, 1/26/26 (USD)  2,650,000 2,624
4,405
Total South Korea (Cost $5,629) 5,930
TAIWAN 0.3%
Convertible Bonds 0.3%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  600,000 653
Zhen Ding Technology Holding, Zero Coupon, 9/25/30 (USD)  200,000 208
Total Taiwan (Cost $869) 861
TANZANIA 1.1%
Corporate Bonds 1.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,670,000 3,817
Total Tanzania (Cost $3,693) 3,817

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 3.1%
Corporate Bonds 3.1%
Bangkok Bank, 5.65%, 7/5/34 (USD)  2,660,000 2,806
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(4) 1,680,000 1,591
GC Treasury Center, VR, 6.50% (USD) (1)(2)(4) 1,540,000 1,563
GC Treasury Center, VR, 7.125% (USD) (1)(2)(4) 1,240,000 1,283
PTT Treasury Center, 4.50%, 10/25/42 (USD)  1,050,000 933
PTTEP Treasury Center, 6.35%, 6/12/42 (USD)  800,000 873
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  1,775,000 1,229
Total Thailand (Cost $10,049) 10,278
TÜRKIYE 3.3%
Corporate Bonds 3.3%
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,595,000 1,675
Akbank TAS, VR, 9.369% (USD) (1)(2)(4) 1,780,000 1,866
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,680,000 1,713
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,590,000 1,662
Turkcell Iletisim Hizmetleri , 7.45%, 1/24/30 (USD) (1) 2,195,000 2,292
Yapi ve Kredi Bankasi , 7.125%, 10/10/29 (USD) (1) 1,685,000 1,732
Total Türkiye (Cost $10,630) 10,940
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.75%, 10/27/27 (USD)  2,030,000 1,852
MHP, 6.25%, 9/19/29 (USD)  201,000 163
Total Ukraine (Cost $1,979) 2,015
UNITED ARAB EMIRATES 2.9%
Corporate Bonds 2.9%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  2,000,000 1,618
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,065
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (4) 1,600,000 1,667
Galaxy Pipeline Assets Bidco , 2.94%, 9/30/40 (USD)  1,965,209 1,673
MAF Global Securities, VR, 7.875% (USD) (2)(4) 1,697,000 1,758
Sobha Sukuk , 8.75%, 7/17/28 (USD)  953,000 998
Total United Arab Emirates (Cost $9,609) 9,779

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.3%
Corporate Bonds 1.3%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (4) 4,855,000 4,449
Total United Kingdom (Cost $4,250) 4,449
UNITED STATES 1.2%
Convertible Bonds 1.2%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  24,000,000 3,047
Morgan Stanley Finance, Series 0001, Zero Coupon, 3/21/28  700,000 842
Total United States (Cost $3,732) 3,889
UZBEKISTAN 3.5%
Corporate Bonds 3.0%
Ipoteka -Bank ATIB, 5.50%, 11/19/25 (USD)  3,415,000 3,415
JSCB Agrobank , 9.25%, 10/2/29 (USD) (1) 2,020,000 2,196
Navoiyuran State Enterprise, 6.70%, 7/2/30 (USD) (1) 2,735,000 2,740
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  1,625,000 1,764
10,115
Government Bonds 0.5%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,630,000 1,753
1,753
Total Uzbekistan (Cost $11,629) 11,868
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 325,248 322
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  2,435,974 2,412
Total Vietnam (Cost $2,741) 2,734
ZAMBIA 0.6%
Corporate Bonds 0.6%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 230,000 238

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
First Quantum Minerals, 8.00%, 3/1/33 (USD) (1) 1,655,000 1,749
Total Zambia (Cost $1,884) 1,987
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.16% (5)(11) 6,327,586 6,328
Total Short-Term Investments (Cost $6,328) 6,328
Total Investments in Securities  98.7%
(Cost $322,513) $ 331,276
Other Assets Less Liabilities 1.3% 4,415
Net Assets 100.0% $ 335,691
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $110,670 and represents 33.0% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Affiliated Companies
(6) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,538 and represents 0.5% of net assets.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Level 3 in fair value hierarchy.
(11) Seven-day yield
3M TSFR Three month term SOFR (Secured overnight financing rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 11/21/25 USD 1,846 EUR 1,572 $ (6)
State Street 12/12/25 USD 69 CNH 490 —
UBS Investment Bank 12/12/25 USD 72 CNH 510 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro BOBL contracts 12/25 (277) $ —
Short, 125 U.S. Treasury Notes ten year contracts 12/25 (14,062) 26
Long, 13 Ultra U.S. Treasury Bonds contracts 12/25 1,561 12
Net payments (receipts) of variation margin to date (43)
Variation margin receivable (payable) on open futures contracts $ (5)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
iQIYI , 4.625%, 3/15/30  $ — $ (15) $ 1
T. Rowe Price Government Reserve Fund,
4.16% — — 220
Totals $ —# $ (15) $ 221+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
iQIYI , 4.625%, 3/15/30  $ — $ 686 $ — $ 671
T. Rowe Price Government
Reserve Fund, 4.16% 5,472  ¤  ¤ 6,328
Total $ 6,999^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $221 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,014.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Emerging Markets Corporate Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 322,083 $ — $ 322,083
Bank Loans — — 1,327 1,327
Common Stocks — 1,013 — 1,013
Private Investment Company
2
— — — 525
Short-Term Investments 6,328 — — 6,328
Total Securities 6,328 323,096 1,327 331,276
Forward Currency Exchange
Contracts — — — —
Futures Contracts* 38 — — 38
Total $ 6,366 $ 323,096 $ 1,327 $ 331,314
Liabilities
Forward Currency Exchange
Contracts $ — $ 6 $ — $ 6
Futures Contracts* — — — —
Total $ — $ 6 $ — $ 6
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F193-054Q3 09/25
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.